Summary of Significant Accounting Policies - Schedule of Revenue Recognized Multiple-Deliverable Arrangements (Details) (Parenthetical) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Revenues	$ 268,733	$ 396,392	$ 709,228	$ 1,674,315	$ 3,099,608	$ 1,817,302
Agricultural Revenues [Member]
Revenues	$ 94,207		$ 94,207